Income Taxes (Schedule Of Significant Components Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Allowance for doubtful accounts and credit losses	¥ 1,160	¥ 1,465
Intercompany profits	8,428	7,786
Adjustment of investment securities	7,571	8,273
Write-downs of inventories and fixed assets	1,820	1,708
Accrued bonus	5,745	6,000
Retirement and pension costs	16,684	17,197
Tax loss and credit carryforwards	6,599	3,287
Other temporary differences	25,422	21,661
Gross deferred tax assets	73,429	67,377
Less: valuation allowance	(3,900)	(986)
Net deferred tax assets	69,529	66,391
Adjustment of investment securities	20,646	22,605
Unremitted earnings of foreign subsidiaries and affiliates	8,755	8,237
Other temporary differences	8,617	3,500
Gross deferred tax liabilities	¥ 38,018	¥ 34,342